Russell Funds: Classes A, C, E and S

Russell Funds: Class Y

Russell Funds: Class I

RUSSELL INVESTMENT COMPANY

Supplement dated November 7, 2008 to

PROSPECTUSES DATED FEBRUARY 29, 2008

As Supplemented through September 2, 2008

I.	RUSSELL MONEY MARKET FUND

The following information supplements the prospectuses referenced above as applicable:

The U.S. Treasury Department has established a Temporary Guarantee Program (“Program”) for money market funds. Under the Program, the U.S. Treasury will guarantee to investors in participating money market funds that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008. The guarantee will be triggered if the participating money market fund’s net asset value per share falls below $0.995, commonly referred to as breaking the buck. At a meeting held on September 29, 2008, the Board of Trustees of Russell Investment Company determined that the Russell Money Market Fund will participate in the Program. The Russell Money Market Fund is responsible for payment of fees required to participate in the Program.

The Program provides coverage to shareholders of the Russell Money Market Fund for amounts that they held in the Russell Money Market Fund as of the close of business on September 19, 2008. Any increase in the number of shares of the Russell Money Market Fund held in an account after the close of business on September 19, 2008 will not be guaranteed. Any purchase of shares of the Russell Money Market Fund for a new account after the close of business on September 19, 2008 will not be guaranteed. In the event that shares held as of the close of business on September 19, 2008 are sold prior to the date the guarantee is triggered, then the shares covered by the guarantee will be the lesser of (i) the amounts held in the Russell Money Market Fund as of the close of business on September 19, 2008 or (ii) the amounts held in the Russell Money Market Fund on the date the guarantee is triggered.

Under the terms of the Program, if the guarantee is triggered, the Board of Trustees of Russell Investment Company will be required to initiate the actions necessary under applicable state and federal law to commence the liquidation of the Russell Money Market Fund. For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program.

The Program is designed to address temporary dislocations in credit markets. The Program will exist for an initial three month term beginning September 19, 2008, after which the Secretary of the Treasury will review the need and terms for extending the Program. Following the initial three month term, the Secretary has the option to renew the Program up to the close of business on September 18, 2009. The Program will not automatically extend for the full year without the Secretary’s approval, and the Russell Money Market Fund would have to renew its participation at the extension point to maintain coverage and pay additional fees required in connection with any renewal beyond the Program’s initial three month term. If the Secretary chooses not to renew the Program at the end of the initial three month period, the Program will terminate. Guarantee payments to participants under the Program will not exceed the amount available in the U.S. Treasury Department’s Exchange Stabilization Fund (“ESF”) on the date of payment. Currently, ESF assets are approximately $50 billion.

Neither this prospectus supplement, the above-referenced prospectuses, nor the Russell Money Market Fund itself are in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department.

II.	FEES AND EXPENSES

The Annual Fund Operating Expenses for the Russell Strategic Bond Fund are restated as follows:

Annual Fund Operating Expenses#

(expenses that are deducted from Fund assets)

(% of net assets)

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses##	Acquired Fund Fees and Expenses##	Total Annual Fund Operating Expenses##	Less Fee Waivers and Expense Reimbursements###	Net Annual Fund Operating Expenses##
Class A Shares*
Russell Strategic Bond Fund	0.50%	0.25%	0.26%	0.03%	1.04%	(0.09)%	0.95%
Class C Shares*
Russell Strategic Bond Fund	0.50%	0.75%	0.51%	0.03%	1.79%	(0.09)%	1.70%
Class E Shares*
Russell Strategic Bond Fund	0.50%	0.00%	0.51%	0.03%	1.04%	(0.20)%	0.84%
Class I Shares*
Russell Strategic Bond Fund	0.50%	0.00%	0.18%	0.03%	0.71%	(0.12)%	0.59%
Class S Shares*
Russell Strategic Bond Fund	0.50%	0.00%	0.26%	0.03%	0.79%	(0.09)%	0.70%
Class Y Shares*
Russell Strategic Bond Fund	0.50%	0.00%	0.09%	0.03%	0.62%	(0.07)%	0.55%

*	“Other Expenses” includes a shareholder services fee of 0.25% of average daily net assets for Class C and E Shares, and an administrative fee of 0.05% of average daily net assets for all Classes of Shares.

#	If you purchase Shares through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each Class of Shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C and Class E Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

##	Expense Restatements. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” for all Classes of Shares have been restated to reflect higher or lower expenses expected to be incurred for the fiscal year ending October 31, 2008 and to reflect the impact of increased assets under management resulting from the reorganization of the Multistrategy Bond Fund into the Russell Strategic Bond Fund. “Other Expenses” has been restated not to reflect a 0.02% administrative fee waiver that was in effect for the fiscal year ending October 31, 2007.

Acquired Fund Fees and Expenses. In addition to the advisory and administrative fees payable by the Funds to RIMCo and Russell Fund Services Company (“RFSC”), each Fund that invests its cash reserves in the Russell Money Market Fund will bear indirectly a proportionate share of the Russell Money Market Fund’s operating expenses, which include the advisory and administrative fees that the Russell Money Market Fund pays to RIMCo and RFSC. The cash reserves for all Funds are invested in the Russell Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to RIMCo and RFSC on the cash reserves invested in the Russell Money Market Fund is 0.10% (net of fee waivers and reimbursements).

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” for the Russell Strategic Bond Fund have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Russell Money Market Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses are reflected under “Acquired Fund Fees and Expenses.”

###	RFSC has contractually agreed to waive, at least through February 28, 2010, a portion of its transfer agency fees as follows:

Russell Strategic Bond Fund – Class A, C and S	0.02%
Russell Strategic Bond Fund – Class E	0.13%
Russell Strategic Bond Fund – Class I	0.05%

From October 1, 2008 until at least February 28, 2010, the Russell Strategic Bond Fund’s direct Fund-level expenses will be capped at 0.51%. Direct Fund-level operating expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses.

These foregoing waivers may not be terminated during the relevant period except at the Board’s discretion.

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the three, five and ten year periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares
Russell Strategic Bond Fund	$468	$684	$918	$1,589
Class C Shares
Russell Strategic Bond Fund	173	555	962	2,098
Class E Shares
Russell Strategic Bond Fund	86	311	554	1,252
Class I Shares
Russell Strategic Bond Fund	60	215	383	871
Class S Shares
Russell Strategic Bond Fund	72	244	430	969
Class Y Shares
Russell Strategic Bond Fund	56	191	338	767

III.	SUBSEQUENT EVENTS

The section entitled “Subsequent Events” in the Prospectuses listed above is hereby deleted.

IV.	PORTFOLIO MANAGERS

The following changes are made to the list of employees who have primary responsibility for the management of the Russell Investment Company (“RIC”) Funds in each of the Prospectuses listed above in the sections entitled “Management of the Funds” as applicable.

The following information is restated:

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Russell Investment Grade Bond, Russell Strategic Bond and Russell Tax Exempt Bond Funds.

The following information is added:

Albert Jalso, Associate Portfolio Manager since August 2008. Mr. Jalso joined Russell as a Senior Portfolio Analyst in May 2007. Prior to joining Russell, Mr. Jalso worked at Bank of New York Mellon from September 2001 to April 2007, in various capacities, including as a Credit Research Manager, a Senior Risk Analyst and a Senior Financial Analyst. Mr. Jalso has primary responsibility for the management of the Russell Short Duration Bond Fund.

Kelly K. Mainelli, Senior Portfolio Manager since July 2007. Prior to joining Russell, Mr. Mainelli was the Director of Fixed Income for Columbia Funds from June 2002 to June 2007. Mr. Mainelli has primary responsibility for the management of the Russell Money Market Fund.

The following information is deleted:

Mark D. Amberson, Portfolio Manager since May 1991. Mr. Amberson was appointed Director of Short-Term Investments in 2001. Mr. Amberson has primary responsibility for the management of the Russell Money Market Fund.

V.	INCOME DIVIDENDS

Effective January 1, 2009, the Russell Short Duration Bond Fund and the Russell Investment Grade Bond Fund will begin declaring dividends monthly rather than quarterly.

VI.	MONEY MANAGER CHANGE

The following replaces the information in the section entitled “Money Manager Information” for the Russell U.S. Quantitative Equity Fund in the Prospectuses listed above:

Russell U.S. Quantitative Equity Fund

(formerly Equity Q Fund)

Aronson+Johnson+Ortiz, LP, 230 South Broad Street, 20th Floor, Philadelphia, PA 19102.

Enhanced Investment Technologies, LLC, Harbour Financial Center, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, FL 33410.

Franklin Portfolio Associates, LLC, One Boston Place, 34th Floor, Boston, MA 02108.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

36-08-217 and 00063493

LifePoints Funds, Target Portfolio Series: Classes A, C, E, R1, R2, R3 and S

LifePoints Funds, Target Date Series: Classes A, E, R1, R2, R3 and S

Russell Tax-Managed Global Equity Fund: Classes C, E and S

LifePoints Funds, Target Distribution Strategies Prospectuses

RUSSELL INVESTMENT COMPANY

Supplement dated November 7, 2008 to

PROSPECTUSES DATED NOVEMBER 21, 2007, FEBRUARY 29, 2008 or MARCH 24, 2008

As Supplemented through October 1, 2008

PORTFOLIO MANAGERS

The following changes are made to the list of employees who have primary responsibility for the management of the Russell Investment Company (“RIC”) Funds in each of the Prospectuses listed above in the sections entitled “Management of the Funds and the Underlying Funds” as applicable.

The following information is restated:

Michael R. Ruff, Portfolio Manager since November 2002. Mr. Ruff has primary responsibility for the management of the Russell Investment Grade Bond, Russell Strategic Bond and Russell Tax Exempt Bond Funds.

The following information is added:

Albert Jalso, Associate Portfolio Manager since August 2008. Mr. Jalso joined Russell as a Senior Portfolio Analyst in May 2007. Prior to joining Russell, Mr. Jalso worked at Bank of New York Mellon from September 2001 to April 2007, in various capacities, including as a Credit Research Manager, a Senior Risk Analyst and a Senior Financial Analyst. Mr. Jalso has primary responsibility for the management of the Russell Short Duration Bond Fund.

Kelly K. Mainelli, Senior Portfolio Manager since July 2007. Prior to joining Russell, Mr. Mainelli was the Director of Fixed Income for Columbia Funds from June 2002 to June 2007. Mr. Mainelli has primary responsibility for the management of the Russell Money Market Fund.

The following information is deleted:

Mark D. Amberson, Portfolio Manager since May 1991. Mr. Amberson was appointed Director of Short-Term Investments in 2001. Mr. Amberson has primary responsibility for the management of the Russell Money Market Fund.

36-08-218 and 00063494

RUSSELL INVESTMENT COMPANY*

Supplement dated November 7, 2008 to

STATEMENT OF ADDITIONAL INFORMATION

Funds of Funds

DATED February 29, 2008

As Supplemented October 27, 2008

The following table on the front cover of the Russell Investment Company Funds of Funds Statement of Additional Information is deleted and replaced with the following:

Fund	Inception Date	Prospectus Date
Equity Growth Strategy**	September 30, 1997	February 29, 2008#
Growth Strategy***	September 16, 1997	February 29, 2008#
Balanced Strategy	September 16, 1997	February 29, 2008#
Moderate Strategy	October 2, 1997	February 29, 2008#
Conservative Strategy	November 7, 1997	February 29, 2008#
Russell Tax-Managed Global Equity[1]	February 1, 2000	February 29, 2008#
2010 Strategy Fund	January 1, 2005	February 29, 2008#
2015 Strategy Fund	March 31, 2008	March 24, 2008#
2020 Strategy Fund	January 1, 2005	February 29, 2008#
2025 Strategy Fund	March 31, 2008	March 24, 2008#
2030 Strategy Fund	January 1, 2005	February 29, 2008#
2035 Strategy Fund	March 31, 2008	March 24, 2008#
2040 Strategy Fund	January 1, 2005	February 29, 2008#
2045 Strategy Fund	March 31, 2008	March 24, 2008#
2050 Strategy Fund	March 31, 2008	March 24, 2008#
In Retirement Fund	March 31, 2008	March 24, 2008#
2017 Retirement Distribution Fund – A Shares	December 31, 2007	November 21, 2007#
2017 Accelerated Distribution Fund – A Shares	December 31, 2007	November 21, 2007#
2027 Extended Distribution Fund – A Shares	December 31, 2007	November 21, 2007#
2017 Retirement Distribution Fund – S Shares	December 31, 2007	November 21, 2007#
2017 Accelerated Distribution Fund – S Shares	December 31, 2007	November 21, 2007#
2027 Extended Distribution Fund – S Shares	December 31, 2007	November 21, 2007#

#	As supplemented through October 1, 2008 and November 7, 2008.
*	On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company.
**	On July 1, 2006, the Equity Aggressive Strategy Fund changed its name to the Equity Growth Strategy Fund.
***	On July 1, 2006, the Aggressive Strategy Fund changed its name to the Growth Strategy Fund.
[1]	On September 2, 2008, the Tax-Managed Global Equity Fund was renamed the Russell Tax-Managed Global Equity Fund.

RUSSELL INVESTMENT COMPANY*

Supplement dated November 7, 2008 to

STATEMENT OF ADDITIONAL INFORMATION

Non-Fund of Funds

DATED February 29, 2008

As Supplemented October 27, 2008

The following table on the front cover of the Russell Investment Company Funds of Funds Statement of Additional Information is deleted and replaced with the following:

Fund	Fund Inception Date	Prospectus Date
Russell U.S. Core Equity[1]	October 15, 1981	February 29, 2008#
Russell U.S. Small & Mid Cap[2]	December 28, 1981	February 29, 2008#
Russell U.S. Quantitative Equity[3]	May 29, 1987	February 29, 2008#
Russell Tax-Managed U.S. Large Cap[4]	October 7, 1996	February 29, 2008#
Russell Tax-Managed U.S. Mid & Small Cap[5]	December 1, 1999	February 29, 2008#
Russell International Developed Markets[6]	January 31, 1983	February 29, 2008#
Russell Emerging Markets[7]	January 29, 1993	February 29, 2008#
Russell Investment Grade Bond[8]	October 15, 1981	February 29, 2008#
Russell Strategic Bond[9]	January 29, 1993	February 29, 2008#
Russell Money Market[10]	October 15, 1981	February 29, 2008#
Russell Global Equity[11]	February 28, 2007	February 29, 2008#
Russell Real Estate Securities[12]	July 28, 1989	February 29, 2008#
Russell Short Duration Bond[13]	October 30, 1981	February 29, 2008#
Russell Tax Exempt Bond[14]	September 5, 1985	February 29, 2008#
Russell U.S. Growth[15]	January 31, 2001	February 29, 2008#
Russell U.S. Value[16]	January 31, 2001	February 29, 2008#

*	On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company.
[1]	On September 2, 2008, the Equity I Fund was renamed the Russell U.S. Core Equity Fund.
[2]	On September 2, 2008, the Equity II Fund was renamed the Russell U.S. Small & Mid Cap Fund.
[3]	On September 2, 2008, the Equity Q Fund was renamed the Russell U.S. Quantitative Equity Fund.
[4]	On September 2, 2008, the Tax-Managed Large Cap Fund was renamed the Russell Tax-Managed U.S. Large Cap Fund.
[5]	On September 2, 2008, the Tax-Managed Mid & Small Cap Fund was renamed the Russell Tax-Managed U.S. Mid & Small Cap Fund.
[6]	On September 2, 2008, the International Fund was renamed the Russell International Developed Markets Fund.
[7]	On September 2, 2008, the Emerging Markets Fund was renamed the Russell Emerging Markets Fund.
[8]	On September 2, 2008, the Fixed Income I Fund was renamed the Russell Investment Grade Bond Fund.
[9]	On September 2, 2008, the Fixed Income III Fund was renamed the Russell Strategic Bond Fund.
[10]	On September 2, 2008, the Money Market Fund was renamed the Russell Money Market Fund.
[11]	On September 2, 2008, the Global Equity Fund was renamed the Russell Global Equity Fund.
[12]	On September 2, 2008, the Real Estate Securities Fund was renamed the Russell Real Estate Securities Fund.
[13]	On September 15, 2004, the Short Term Bond Fund was renamed the Short Duration Bond Fund. On September 2, 2008, the Short Duration Bond Fund was renamed the Russell Short Duration Bond Fund.
[14]	On September 2, 2008, the Tax Exempt Bond Fund was renamed the Russell Tax Exempt Bond Fund.
[15]	On September 2, 2008, the Select Growth Fund was renamed the Russell U.S. Growth Fund.
[16]	On September 2, 2008, the Select Value Fund was renamed the Russell U.S. Value Fund.
#	As supplemented through September 2, 2008 and November 7, 2008.